PENSION COSTS	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
PENSION COSTS

NOTE 14 － PENSION COSTS

The Company is required to make contribution to their employees under a government-mandated defined contribution pension schemes for its eligible full-times employees in Singapore as well as various defined contribution plans in South Korea and United Kingdom. The Company is required to contribute a specified percentage of the participants’ relevant income based on their ages and wages level.

For the years ended December 31, 2023, 2024 and 2025, the aggregate contributions to defined contribution plan were $321,776, $429,843 and $464,614, respectively.